NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB	12 Months Ended
Jun. 30, 2022
NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB
NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB

3.   NEW STANDARDS, AMENDMENTS AND INTERPRETATIONS ISSUED BY THE IASB

New standards and interpretations adopted by the Group

The following new standards became applicable for the current reporting period and adopted by the Group. These amendments did not have a material impact on the Group.

Amendments to IFRS  16 - Covid-19-related Rent Concessions beyond June 2021

The International Accounting Standards Board extended by one year the application period of the practical expedient in IFRS 16 Leases to help lessees accounting for covid-19-related rent concessions. In response to calls from stakeholders and because covid-19 remains a pandemic, the Board has extended the relief by one year to cover rent concessions that reduce only lease payments due on or before 30 June 2022. The original amendment permitted lessees, as a practical expedient, not to assess whether particular rent concessions occurring as a direct consequence of the covid-19 pandemic are lease modifications and, rather, to account for those rent concessions as if they were not lease modifications

Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 - Interest Rate Benchmark Reform (Phase 2)

The Phase 2 amendments, Interest Rate Benchmark Reform—Phase 2, address issues that might affect financial reporting during the reform of an interest rate benchmark, including the effects of changes to contractual cash flows or hedging relationships arising from the replacement of an interest rate benchmark with an alternative benchmark rate (replacement issues). In 2019, the Board issued its initial amendments in Phase 1 of the project.

The amendments are related to changes in the basis for determining contractual cash flows of financial assets, financial liabilities and lease liabilities; hedge accounting; and disclosures. They apply only to changes required by the interest rate benchmark reform to financial instruments and hedging relationships.

New standards and interpretations not yet adopted by the Group

Amendments to IAS 1 - Classification of liabilities as current or non-current – Deferral of effective date

The amendment defers by one year the effective date of Classification of Liabilities as Current or Non-current, which amends IAS 1 Presentation of Financial Statements. Classification of Liabilities as Current or Non-current was issued in January 2020, effective for annual reporting periods beginning on or after January 1, 2022. However, in response to the covid-19 pandemic, the effective date was deferred by one year to provide companies with more time to implement any classification changes resulting from those amendments. Classification of Liabilities as Current or Non-current is now effective for annual reporting periods beginning on or after January 1, 2024. Earlier application of the amendments continues to be permitted.

These amendments are not expected to have material impact on the Group.

IFRS 17 Insurance Contracts

IFRS 17 was issued in May 2017 as replacement for IFRS 4 Insurance Contracts. It requires a current measurement model where estimates are re-measured in each reporting period. Contracts are measured using the building blocks of i) discounted probability-weighted cash flows, ii) an explicit risk adjustment, and (iii) a contractual service margin (CSM) representing the unearned profit of the contract which is recognized as revenue over the coverage period.

The standard allows a choice between recognizing changes in discount rates either in the statement of profit or loss or directly in other comprehensive income. The choice is likely to reflect how insurers account for their financial assets under IFRS 9.

An optional, simplified premium allocation approach is permitted for the liability for the remaining coverage for short duration contracts, which are often written by non-life insurers.

There is a modification of the general measurement model called the ‘variable fee approach’ for certain contracts written by life insurers where policyholders share in the returns from underlying items. When applying the variable fee approach, the entity’s share of the fair value changes of the underlying items is included in the CSM. The results of insurers using this model are therefore likely to be less volatile than under the general model.

The new rules will affect the financial statements and key performance indicators of all entities that issue insurance contracts or investment contracts with discretionary participation features.

The new rule is effective for financial years beginning on or after January 1, 2023.

The new rule is not expected to have material impact on the Group.

Amendments to IFRS 17

These amendments aimed at helping companies implement IFRS 17 and making it easier for them to explain their financial performance.

The fundamental principles introduced when the Board first issued IFRS 17 in May 2017 remain unaffected. The amendments, which respond to feedback from stakeholders, are designed to: reduce costs by simplifying some requirements in the Standard; make financial performance easier to explain; and ease transition by deferring the effective date of the Standard to 2023 and by providing additional relief to reduce the effort required when applying IFRS 17 for the first time.

These amendments are not expected to have material impact on the Group.

Annual Improvements to IFRS Standards 2018–2020

The following improvements were finalized in May 2020:

●	IFRS 9 Financial Instruments – clarifies which fees should be included in the 10% test for derecognition of financial liabilities.
●	IFRS 16 Leases – amendment of illustrative example 13 to remove the illustration of payments from the lessor relating to leasehold improvements, to remove any confusion about the treatment of lease incentives.
●	IFRS 1 First-time Adoption of International Financial Reporting Standards – allows entities that have measured their assets and liabilities at carrying amounts recorded in their parent’s books to also measure any cumulative translation differences using the amounts reported by the parent. This amendment will also apply to associates and joint ventures that have taken the same IFRS 1 exemption.
●	IAS 41 Agriculture – removal of the requirement for entities to exclude cash flows for taxation when measuring fair value under IAS 41. This amendment is intended to align with the requirement in the standard to discount cash flows on a post-tax basis.

The new standard is effective for financial years beginning on or after January 1, 2022.

These amendments are not expected to have material impact on the Group.

Amendments to IAS 16 - Property, Plant and Equipment: Proceeds before intended use

The amendment to IAS 16 Property, Plant and Equipment (PP&E) prohibits an entity from deducting from the cost of an item of PP&E any proceeds received from selling items produced while the entity is preparing the asset for its intended use. It also clarifies that an entity is ‘testing whether the asset is functioning properly’ when it assesses the technical and physical performance of the asset. The financial performance of the asset is not relevant to this assessment.

Entities must disclose separately the amounts of proceeds and costs relating to items produced that are not an output of the entity’s ordinary activities.

The amendments are effective for annual periods beginning on or after January 1, 2022.

These amendments are not expected to have material impact on the Group.

Amendments to IFRS 3 - Reference to the Conceptual Framework

Minor amendments were made to IFRS 3 Business Combinations to update the references to the Conceptual Framework for Financial Reporting and add an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets and Interpretation 21 Levies. The amendments also confirm that contingent assets should not be recognized at the acquisition date.

The amendments are effective for financial years beginning on or after January 1, 2022.

These amendments are not expected to have material impact on the Group.

Amendments to IAS 37 - Onerous Contracts - Cost of Fulfilling a Contract

The amendment to IAS 37 clarifies that the direct costs of fulfilling a contract include both the incremental costs of fulfilling the contract and an allocation of other costs directly related to fulfilling contracts. Before recognizing a separate provision for an onerous contract, the entity recognizes any impairment loss that has occurred on assets used in fulfilling the contract.

The amendments are effective for financial years beginning on or after January 1, 2022.

These amendments are not expected to have material impact on the Group.

Amendments to IAS 12- Deferred Tax related to Assets and Liabilities arising from a Single Transaction

The IASB has amended IAS 12, ‘Income taxes’, to require companies to recognize deferred tax on particular transactions that, on initial recognition, give rise to equal amounts of taxable and deductible temporary differences.

IAS 12 was amended to include an additional condition where the initial recognition exemption is not applied. According to the amended guidance, a temporary difference that arises on initial recognition of an asset or liability is not subject to the initial recognition exemption if that transaction gave rise to equal amounts of taxable and deductible temporary differences.

The amendments are effective for financial years beginning on or after January 1, 2023.

These amendments are not expected to have material impact on the Group.

Amendments to IAS 8-Definition of Accounting Estimates

These amendments help entities to distinguish between accounting policies and accounting estimates making a distinction between how an entity should present and disclose different types of accounting changes in its financial statements. Under the new definition, accounting estimates are “monetary amounts in financial statements that are subject to measurement uncertainty”

The amendments are effective for annual periods beginning on or after January 1, 2023 and changes in accounting policies and changes in accounting estimates that occur on or after the start of that period. Earlier application is permitted.

These amendments are not expected to have material impact on the Group.

Amendments to IAS 1 and IFRS Practice Statement 2- Disclosure of Accounting Policies

An entity is now required to disclose its material accounting policy information instead of its significant accounting policies. The amendments clarify that accounting policy information may be material because of its nature, even if the related amounts are immaterial.

The amendments are applied prospectively and are effective for annual periods beginning on or after January 1, 2023. Earlier application is permitted.

These amendments are not expected to have material impact on the Group.

Amendments to IFRS 17 - Initial Application of IFRS 17 and IFRS 9 comparative information

The amendment is a transition option relating to comparative information about financial assets presented on initial application of IFRS 17. The amendment is aimed at helping entities to avoid temporary accounting mismatches between financial assets and insurance contract liabilities, and therefore improve the usefulness of comparative information for users of financial statements.

These amendments are not expected to have material impact on the Group.

The amendments are effective for financial years beginning on or after January 1, 2023.